SHARE CAPITAL AND RESERVES (Tables)	12 Months Ended
Jul. 31, 2025
SHARE CAPITAL AND RESERVES
Disclosure of information about warrant activity
Flow-through shares premium liability	2025	2024
Balance as at July 31, 2024	$-	$-
Flow-through shares issuance with premium recognition	-	62,778
Amortization	-	(20,000)
Balance as at July 31, 2025 & 2024	$-	$42,778

Disclosure of information about Stock option
	Number of Outstanding Warrants	Weighted Average Exercise Price
Balance, July 31, 2023	2,750,000	$0.20
Issued	1,538,889	0.18
Exercised	(3,400,000)	0.19
Balance, July 31, 2024	888,889	$0.20
Issued	5,000,000	0.60
Exercised	(750,000)	0.20
Balance, July 31, 2025	5,138,889	$0.59

Disclosure of stock warrants outstanding and exercisable
	Outstanding Options	Exercise Price
October 30, 2028	138,889	$0.18
March 18, 2026	5,000,000	$0.60

Disclosure of information about stock options outstanding
	Number of Outstanding Options	Weighted Average Exercise Price
Balance, July 31, 2023 and 2024	4,200,000	$0.20
Granted	1,000,000	0.60
Balance, July 31, 2025	5,200,000	$0.28

Disclosure of stock options outstanding and exercisable
	Outstanding Options	Exercise Price
October 31, 2027	3,204,300	$0.20
April 24, 2028	500,000	$0.77
January 15, 2030	500,000	$0.44
January 11, 2032	995,700	$0.20